ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
Accounts Receivable Disclosure [Abstract]
Accounts Receivable Disclosure [Text Block]
5. ACCOUNTS RECEIVABLE

	December 31,	December 31,
	2014	2013
Accounts receivable	_	214,661
Allowance for doubtful accounts	_	(141,172)
Total	_	73,489

As of December 31, 2014, the company had no accounts receivable after disposal of assets of all subsidiaries.